Investment securities (Tables)	6 Months Ended
Apr. 30, 2019
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Disclosure of Carrying Value Of Banks Investment Securities Per Measurement Category

The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

	As at
($ millions)	April 30 2019	January 31 2019	October 31 2018
Debt investment securities measured at FVOCI	$59,159	$55,530	$55,843
Debt investment securities measured at amortized cost	23,932	20,651	20,743
Equity investment securities designated at FVOCI	1,500	1,253	1,305
Equity investment securities measured at FVTPL	555	552	505
Total investment securities	$85,146	$77,986	$78,396

Disclosure of Unrealized Gains and Losses on Fair Value through Other Comprehensive Income Securities

As at April 30, 2019 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$8,774	$147	$6	$8,915
Canadian provincial and municipal debt	2,995	20	11	3,004
U.S. treasury and other U.S. agency debt	22,546	196	37	22,705
Other foreign government debt	18,806	72	32	18,846
Other debt	5,694	16	21	5,689
Total	$58,815	$451	$107	$59,159

As at January 31, 2019 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$7,733	$109	$10	$7,832
Canadian provincial and municipal debt	3,546	7	25	3,528
U.S. treasury and other U.S. agency debt	20,609	146	64	20,691
Other foreign government debt	19,684	54	50	19,688
Other debt	3,800	14	23	3,791
Total	$55,372	$330	$172	$55,530

As at October 31, 2018 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$8,903	$38	$50	$8,891
Canadian provincial and municipal debt	4,403	3	54	4,352
U.S. treasury and other U.S. agency debt	19,298	6	163	19,141
Other foreign government debt	20,022	49	81	19,990
Other debt	3,503	6	40	3,469
Total	$56,129	$102	$388	$55,843

Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost
As at
	April 30, 2019		January 31, 2019		October 31, 2018
($ millions)	Fair value	Carrying value(1)	Fair value	Carrying value(1)	Fair value	Carrying value(1)
Canadian federal and provincial government issued or guaranteed debt	$5,806	$5,859	$5,927	$6,011	$6,530	$6,681
U.S. treasury and other U.S. agency debt	4,002	4,074	4,165	4,256	4,321	4,462
Other foreign government debt	2,990	3,006	2,893	2,915	3,086	3,131
Corporate debt	11,022	10,993	7,474	7,469	6,379	6,469
Total	$23,820	$23,932	$20,459	$20,651	$20,316	$20,743
(1)	Balances are net of impairment allowances of nil (January 31, 2019 – nil; October 31, 2018 – $1).

Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income

The Bank has designated certain instruments, shown in the following table, as equity securities FVOCI, as these investments are expected to be held for the long-term for strategic purposes.

As at April 30, 2019 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$145	$2	$48	$99
Common shares	1,243	172	14	1,401
Total	$1,388	$174	$62	$1,500

As at January 31, 2019 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$267	$–	$85	$182
Common shares	941	146	16	1,071
Total	$1,208	$146	$101	$1,253

As at October 31, 2018 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$334	$–	$54	$280
Common shares	937	126	38	1,025
Total	$1,271	$126	$92	$1,305